Loan Sales And Securitizations (Schedule Of Cash Flows Related To Loan Sales And Securitizations) (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Sep. 30, 2011 FHN [Member]	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]
Proceeds from initial sales and securitizations	$ 409,003,000	[1]	$ 837,905,000	[1]	$ 1,320,538,000	[1]
Servicing fees retained	72,558,000	[2]	95,902,000	[2]	132,799,000	[2]
Purchases of GNMA guaranteed mortgages	66,591,000		76,678,000		18,225,000
Purchases of previously transferred financial assets	267,091,000	[3],[4]	458,337,000	[3],[4]	302,043,000	[3],[4]		33,000,000	175,000,000
Other cash flows received on retained interests	7,894,000		10,783,000		63,994,000
Proceeds related to bulk sales of nonperforming permanent mortgages							$ 89,200,000

[1]	Includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.
[2]	Includes servicing fees on MSR associated with loan sales and purchased MSR.
[3]	Includes repurchases of both delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
[4]	2011 and 2010 includes $33 million and $175 million, respectively, of cash paid related to clean-up calls exercised by FHN.